INCOME TAXES (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
SCHEDULE OF DEFERRED TAX ASSET
	December 31,	December 31,
	2024	2023
Net operating loss carry forward	$(790,942)	$(1,011,212)
Effective Tax rate	21%	21%
Income tax expenses(benefit)	(166,098)	(212,355)
Less: Valuation Allowance	166,098	212,355
Income tax expenses(benefit)	$-	$-
	December 31,	December 31,
	2024	2023
Deferred tax assets	886,846	720,748
Valuation allowance	(886,846)	(720,748)
Net deferred tax assets	$-	$-

	December 31,	December 31,
	2023	2022
Net operating loss carry forward	$(1,011,212)	$(796,713)
Effective Tax rate	21%	21%
Income tax expenses(benefit)	(212,355)	(167,310)
Less: Valuation Allowance	212,355	167,310
Income tax expenses(benefit)	$-	$-
	December 31,	December 31,
	2023	2022
Deferred tax assets	720,748	508,393
Valuation allowance	(720,748)	(508,393)
Net deferred tax assets	$-	$-